Related Parties Balances and Transactions (Income (Expenses) from Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Sales	$ 289	$ 64	$ 329	$ 383	$ 595
Costs and expenses:
Financing expense	$ 27	$ 22	$ 73	$ 54	$ 42